Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2022
Licensed Copyrights [Abstract]
Licensed Copyrights, Net
6.	LICENSED COPYRIGHTS, NET

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	41,489	(33,017)	(311)	8,161
—Sublicensing rights	7,072	(7,044)	—	28

	48,561	(40,061)	(311)	8,189

Less: current portion:
—Broadcasting rights	8,592	(7,662)	(27)	903
—Sublicensing rights	7,072	(7,044)	—	28

	15,664	(14,706)	(27)	931

Licensed copyrights—non-current
—Broadcasting rights	32,897	(25,355)	(284)	7,258
—Sublicensing rights	—	—	—	—

	32,897	(25,355)	(284)	7,258

	As of December 31, 2022
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Licensed copyrights
—Broadcasting rights	43,217	(35,369)	(261)	7,587	1,100
—Sublicensing rights	7,399	(7,399)	—	—	—

	50,616	(42,768)	(261)	7,587	1,100

Less: current portion:
—Broadcasting rights	8,213	(7,448)	(19)	746	108
—Sublicensing rights	7,399	(7,399)	—	—	—

	15,612	(14,847)	(19)	746	108

Licensed copyrights—non-current
—Broadcasting rights	35,004	(27,921)	(242)	6,841	992
—Sublicensing rights	—	—	—	—	—

	35,004	(27,921)	(242)	6,841	992

Amortization expense of RMB11.5 billion, RMB10.1 billion and RMB7.8 billion (US$1.1 billion) for the years ended December 31, 2020, 2021 and 2022, respectively, was recognized as cost of revenues.

Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follow:

	RMB	US$
	(In millions)
Within 1 year	3,028	439
Between 1 and 2 years	1,525	221
Between 2 and 3 years	1,068	155